Commitments and contingencies (Detail) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)
Commitments and contingencies.
Possible fines, Percent	4.00%	4.00%
Possible fines, Amount	€ 20	£ 17.5